Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 89.3%
Aerospace & Defense — 1.0%
L3Harris Technologies, Inc.	3,779	$785,390
Auto Parts & Equipment — 1.8%
Aptiv PLC*	8,967	701,309
Autoliv, Inc.	11,628	774,774
		1,476,083
Banks — 8.7%
Citizens Financial Group, Inc.	33,082	1,136,698
Fifth Third Bancorp	16,004	511,488
First Horizon Corp.	31,191	714,274
Regions Financial Corp.	54,463	1,093,072
State Street Corp.	21,487	1,306,624
Synovus Financial Corp.	21,479	805,677
Webster Financial Corp.	18,658	843,342
Zions Bancorp NA	13,003	661,333
		7,072,508
Biotechnology — 2.0%
Corteva, Inc.	28,810	1,646,491
Building Materials — 2.9%
Armstrong World Industries, Inc.	9,586	759,499
Fortune Brands Home & Security, Inc.	13,698	735,445
Martin Marietta Materials, Inc.	2,742	883,171
		2,378,115
Chemicals — 2.7%
Axalta Coating Systems Ltd.*	42,004	884,604
FMC Corp.	5,185	548,054
Westlake Corp.	8,736	758,984
		2,191,642
Commercial Services — 1.4%
Global Payments, Inc.	10,753	1,161,862
Electric — 5.3%
Alliant Energy Corp.	31,855	1,687,996
DTE Energy Co.	7,572	871,159
Entergy Corp.	16,785	1,689,075
		4,248,230
Electrical Components & Equipment — 3.3%
Acuity Brands, Inc.	7,895	1,243,226
AMETEK, Inc.	12,593	1,428,172
		2,671,398
Electronics — 2.4%
Agilent Technologies, Inc.	8,369	1,017,252
Vontier Corp.	54,831	916,226
		1,933,478
Environmental Control — 2.2%
Waste Connections, Inc.	13,010	1,758,041
Food — 2.8%
Kellogg Co.	12,656	881,617
Lamb Weston Holdings, Inc.	17,574	1,359,876
		2,241,493
	Number of Shares	Value†

Hand & Machine Tools — 1.5%
Lincoln Electric Holdings, Inc.	9,467	$1,190,191
Healthcare Products — 4.8%
Envista Holdings Corp.*	37,586	1,233,197
Globus Medical, Inc., Class A*	22,779	1,356,945
Henry Schein, Inc.*	19,390	1,275,280
		3,865,422
Healthcare Services — 3.6%
Humana, Inc.	1,646	798,623
Laboratory Corp. of America Holdings	10,339	2,117,530
		2,916,153
Insurance — 7.2%
Globe Life, Inc.	12,430	1,239,271
Reinsurance Group of America, Inc.	9,114	1,146,632
RenaissanceRe Holdings Ltd.	11,872	1,666,710
The Hartford Financial Services Group, Inc.	28,751	1,780,837
		5,833,450
Internet — 0.9%
F5, Inc.*	4,743	686,454
Machinery — Construction & Mining — 1.9%
BWX Technologies, Inc.	30,267	1,524,549
Media — 2.0%
Fox Corp., Class B	30,364	865,374
Warner Bros Discovery, Inc.*	65,325	751,237
		1,616,611
Mining — 0.5%
Freeport-McMoRan, Inc.	15,122	413,284
Miscellaneous Manufacturing — 1.4%
Carlisle Cos., Inc.	3,946	1,106,498
Office & Business Equipment — 0.5%
Zebra Technologies Corp., Class A*	1,658	434,413
Oil & Gas — 4.0%
Coterra Energy, Inc.	76,173	1,989,638
Pioneer Natural Resources Co.	5,843	1,265,185
		3,254,823
Oil & Gas Services — 1.7%
Baker Hughes Co.	67,255	1,409,665
Packaging and Containers — 1.4%
Graphic Packaging Holding Co.	57,422	1,133,510
Pharmaceuticals — 1.8%
Cardinal Health, Inc.	21,504	1,433,887
Retail — 9.2%
AutoZone, Inc.*	681	1,458,654
Bath & Body Works, Inc.	18,160	592,016
Burlington Stores, Inc.*	9,358	1,047,067
Casey's General Stores, Inc.	9,064	1,835,641

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
MSC Industrial Direct Co., Inc., Class A	17,623	$1,283,131
O'Reilly Automotive, Inc.*	1,765	1,241,413
		7,457,922
Semiconductors — 2.8%
Lam Research Corp.	1,202	439,932
Microchip Technology, Inc.	15,477	944,561
Teradyne, Inc.	11,645	875,122
		2,259,615
Software — 5.5%
Activision Blizzard, Inc.	17,926	1,332,619
Black Knight, Inc.*	17,179	1,111,997
Synopsys, Inc.*	2,387	729,252
Take-Two Interactive Software, Inc.*	11,815	1,287,835
		4,461,703
Transportation — 1.0%
Canadian Pacific Railway Ltd.	11,808	787,830
Trucking and Leasing — 1.1%
GATX Corp.	10,264	873,980
TOTAL COMMON STOCKS (Cost $68,742,993)		72,224,691

REAL ESTATE INVESTMENT TRUSTS — 7.9%
Diversified — 1.9%
Lamar Advertising Co., Class A	10,166	838,593
Weyerhaeuser Co.	26,750	763,980
		1,602,573
Hotels & Resorts — 1.6%
Apple Hospitality REIT, Inc.	91,425	1,285,436
Industrial — 0.4%
STAG lndustrial, Inc.	11,409	324,358
Manufactured Homes — 2.8%
Equity LifeStyle Properties, Inc.	36,316	2,282,097
Office Property — 1.2%
Alexandria Real Estate Equities, Inc.	6,828	957,217
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,756,483)		6,451,681

SHORT-TERM INVESTMENTS — 2.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $2,323,167)	2,323,167	2,323,167
TOTAL INVESTMENTS — 100.1% (Cost $77,822,643)		$80,999,539
Other Assets & Liabilities — (0.1)%		(110,517)
TOTAL NET ASSETS — 100.0%		$80,889,022

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
NA— National Association.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.

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